Business Segments	6 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Business Segments	BUSINESS SEGMENTS
The reportable segments of the MUFG Group are subject to the periodical review by the Executive Committee, which represents the MUFG Group’s chief operating decision maker, to determine the allocation of management resources and assess performance. The MUFG Group has established its business units according to the characteristics of customers and the nature of the underlying business. Each business unit engages in business activities based on comprehensive strategies developed for and aimed at respective targeted customers and businesses. The business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying condensed consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.
The MUFG Group integrated the operations of its consolidated subsidiaries into seven business segments.—Digital Service, Retail & Commercial Banking, Japanese Corporate & Investment Banking, Global Commercial Banking, Asset Management & Investor Services, Global Corporate & Investment Banking, and Global Markets.
The following is a brief explanation of the MUFG Group’s business segments:
Digital Service Business Group—Covers digital-based non-face-to-face businesses servicing "mass-segment" customers, or retail customers and small and medium-sized enterprise customers, of Mitsubishi UFJ NICOS, other consumer financing company and MUFG Bank in Japan.
Retail & Commercial Banking Business Group—Covers the domestic retail and commercial banking businesses. This business group mainly offers retail customers (with a strategic focus on high net-worth individual) and small and medium-sized enterprise customers in Japan an extensive array of commercial banking, trust banking and securities products and services.
Japanese Corporate & Investment Banking Business Group—Covers the large Japanese corporate businesses. This business group offers large Japanese corporations advanced financial solutions designed to respond to their diversified and globalized needs and to contribute to their business and financial strategies through the global network of the MUFG group companies.
Global Commercial Banking Business Group—Covers the retail and commercial banking businesses of MUFG Union Bank, Krungsri and Bank Danamon. This business group offers a comprehensive array of financial products and services such as loans, deposits, fund transfers, investments and asset management services for local retail, small and medium-sized enterprise, and corporate customers across the Asia-Pacific region.
Asset Management & Investor Services Business Group—Covers the asset management and asset administration businesses of Mitsubishi UFJ Trust and Banking, MUFG Bank and First Sentier Investors. By integrating the trust banking expertise of Mitsubishi UFJ Trust and Banking and the global strengths of MUFG Bank, the business group offers a full range of asset management and administration services for corporations and pension funds, including pension fund management and administration, advice on pension structures, and payments to beneficiaries, and also offer investment trusts for retail customers.
Global Corporate & Investment Banking Business Group—Covers the global corporate, investment and transaction banking businesses of MUFG Bank and Mitsubishi UFJ Securities Holdings. Through a global network of offices and branches, this business group provides non-Japanese large corporate and financial institution customers outside Japan with a comprehensive set of solutions that meet their increasingly diverse and sophisticated financing needs.
Global Markets Business Group—Covers the customer business and the treasury operations of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings. The customer business includes sales and trading in fixed income instruments, currencies, equities and other investment products as well as origination and distribution of financial products. The treasury operations include asset and liability management as well as global investments for the MUFG Group.
Other—Consists mainly of the corporate centers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Morgan Stanley Securities. The elimination of duplicated amounts of net revenues among business segments is also reflected in Other.
Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.
The MUFG Group has reorganized its business groups (previously consisting of Retail & Commercial Banking Business Group, Japanese Corporate & Investment Banking Business Group, Global Corporate & Investment Banking Business Group, Global Commercial Banking Business Group, Asset Management & Investor Services Business Group, Global Markets Business Group and Other) under its three-year medium-term business plan commencing on April 1, 2021, in light of changes in the business environment, including the digital shift in society. A new Digital Service Business Group was established on April 1, 2021 under the medium-term business plan mainly by separating the digital-based businesses that previsously belonged to the Retail & Commercial Banking Business Group in an effort to better integrate the expertise and capabilities of its subsidiaries to respond to the need of its customers more effectively and efficiently, and the MUFG Group changed its reporting segments to the current segmentation based on the reorganized business groups. The MUFG Group has changed the method of allocation of net revenue and operating expenses among reporting segments mainly in connection with the establishment of the Digital Service Business Group.
In addition, the MUFG Group made modifications to its internal management accounting rules and practices, effective April 1, 2021, including adjustments relating to the interest rate on core deposits in the Retail & Commercial Banking Business Group under the medium-term business plan. The adjustments resulted in a decrease in net revenue in the Retail & Commercial Banking Business Group and a corresponding, offsetting increase of the same amount in net revenue in Other.
These changes had the following impact on its previously reported business segment information for the six months ended September 30, 2020:
•increasing the operating profits of Other, the Global Corporate & Investment Banking Business Group, the Global Commercial Banking Business Group and the Global Markets Business Group by ¥6.5 billion, ¥2.4 billion, ¥0.9 billion and ¥0.9 billion, respectively, and
•reducing the operating profits of the Retail & Commercial Banking Business Group, the Asset Management & Investor Services Business Group and the Japanese Corporate & Investment Banking Business Group by ¥104.6 billion, ¥1.3 billion and ¥0.6 billion, respectively.
Prior period business segment information has been restated to enable comparison between the relevant amounts for six months ended September 30, 2020 and 2021.

	Customer Business
	Digital Service Business Group	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2020:
Net revenue:	¥365.4	¥251.9	¥252.2	¥415.4	¥138.2	¥199.6	¥1,622.7	¥464.8	¥8.6	¥2,096.1
BK and TB(1):	128.7	168.8	199.3	0.5	46.8	120.4	664.5	344.8	37.7	1,047.0
Net interest income	113.3	81.9	81.0	0.6	2.2	60.7	339.7	104.7	44.3	488.7
Net fees	14.1	78.7	95.7	—	44.7	67.5	300.7	1.4	(29.4)	272.7
Other	1.3	8.2	22.6	(0.1)	(0.1)	(7.8)	24.1	238.7	22.8	285.6
Other than BK and TB	236.7	83.1	52.9	414.9	91.4	79.2	958.2	120.0	(29.1)	1,049.1
Operating expenses	271.9	247.4	155.5	263.5	102.9	131.5	1,172.7	114.7	75.6	1,363.0
Operating profit (loss)	¥93.5	¥4.5	¥96.7	¥151.9	¥35.3	¥68.1	¥450.0	¥350.1	¥(67.0)	¥733.1
Six months ended September 30, 2021:
Net revenue:	¥364.5	¥287.5	¥264.7	¥376.8	¥176.1	¥231.5	¥1,701.1	¥280.8	¥31.6	¥2,013.5
BK and TB(1):	133.2	181.5	205.8	0.9	52.7	155.8	729.9	192.1	72.6	994.6
Net interest income	110.0	82.1	96.0	0.9	4.1	73.1	366.2	127.7	88.4	582.3
Net fees	20.2	90.0	87.3	—	48.6	82.3	328.4	(4.5)	(31.3)	292.6
Other	3.0	9.4	22.5	—	—	0.4	35.3	68.9	15.5	119.7
Other than BK and TB	231.3	106.0	58.9	375.9	123.4	75.7	971.2	88.7	(41.0)	1,018.9
Operating expenses	276.2	247.8	156.3	267.2	118.4	139.2	1,205.1	118.2	56.1	1,379.4
Operating profit (loss)	¥88.3	¥39.7	¥108.4	¥109.6	¥57.7	¥92.3	¥496.0	¥162.6	¥(24.5)	¥634.1

Note:	(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.
Reconciliation
As set forth above, the measurement basis and the income and expense items of the internal management reporting system are different from the accompanying condensed consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying condensed consolidated statements of income.
A reconciliation of operating profit under the internal management reporting system for the six months ended September 30, 2020 and 2021 above to income before income tax expense shown in the accompanying condensed consolidated statements of income is as follows:

	Six months ended September 30,
	2020	2021
	(in billions)
Operating profit	¥733	¥634
Reversal of (Provision for) credit losses	(210)	11
Foreign exchange gains (losses)—net	87	(46)
Trading account profits —net	83	4
Equity investment securities gains—net	694	289
Debt investment securities losses—net	(204)	(24)
Equity in earnings of equity method investees—net	140	216
Impairment of goodwill	(106)	—
Reversal of off-balance sheet credit instruments	37	6
Other—net	(108)	(39)
Income before income tax expense	¥1,146	¥1,051